Accounts receivable and other receivables - Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables (Detail) - USD ($) $ in Thousands	Mar. 26, 2022	Mar. 27, 2021
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	$ 9,588	$ 9,187
Other receivables	1,121	5,042
Accounts receivable and other receivable non current net	10,709	14,229
Current
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	8,332	7,677
Other receivables	3,811	4,798
Accounts receivable and other receivable non current net	12,133	12,474
1 -30 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	211	386
Other receivables	0	88
Accounts receivable and other receivable non current net	211	474
31 -60 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	6	74
Other receivables	119	30
Accounts receivable and other receivable non current net	125	104
61 -90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	46	286
Other receivables	34	53
Accounts receivable and other receivable non current net	80	339
Greater than 90 days past due
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	1,003	764
Other receivables	84	73
Accounts receivable and other receivable non current net	$ 1,087	$ 837